Accounts payable and accrued liabilities (FY)	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and accrued liabilities
8.	Accounts payable and accrued liabilities

	January 31, 2025	July 31, 2024
Accounts payable	$1,181,554	$5,503,968
Accrued liabilities	5,394,189	492,925
Excise taxes payable	2,410,973	—
Income taxes payable	99,256	101,009
	$9,085,972	$6,097,902

DevvStream Holdings, Inc. [Member]
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and accrued liabilities
5.	Accounts payable and accrued liabilities

	July 31, 2024	July 31, 2023
Accounts payable	$5,661,681	$490,287
Accrued liabilities	813,284	418,365
Income taxes payable	101,009	—
	$6,575,974	$ 908,652